Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 11, 2023 to the current variable annuity and life prospectuses listed below

This Supplement updates certain information in the most recent prospectus, notice, and prospectus supplement (collectively, the “Prospectus”) for the variable annuity contracts and life policies listed in this Supplement. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or any prior supplement thereto without charge upon request. For additional information, please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a proposed reorganization involving Portfolios of EQ Premier VIP Trust underlying your contract or policy (the “Reorganization”).

Subject to shareholder approval, effective on or about November 11, 2023 (the “Reorganization Date”), each Portfolio of EQ Premier VIP Trust (an “Acquired Trust Portfolio”) will reorganize into a substantially identical, newly created Portfolio of EQ Advisors Trust (an “Acquiring Trust Portfolio”). The investment objectives, policies, principal strategies, principal risks, and the fees and expenses of each Acquired Trust Portfolio and corresponding Acquiring Trust Portfolio are substantially identical, and Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager. Additional information about the Reorganization can be found in the combined proxy statement/prospectus by EQ Advisors Trust.

The table below lists the Acquired and Acquiring Trust Portfolios involved in the Reorganization. Please note that not all Acquired Trust Portfolios may be available currently under your contract or policy.

Acquired Trust Portfolios of EQ Premier VIP Trust	Reorganization on or about November 11, 2023	Acquiring Trust Portfolios of EQ Advisors Trust

•   EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

• EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

If the Reorganization is approved by shareholders, then on the Reorganization Date:

—

Each Acquired Trust Portfolio under your contract or policy will be removed as an investment option, and the corresponding Acquiring Trust Portfolio will be added as an available investment option (subject to any applicable allocation restrictions). All references in the Prospectus to the EQ Premier VIP Trust will be deleted in their entirety and replaced with references to EQ Advisors Trust.

—

If you have account value allocated to an Acquired Trust Portfolio, your contract or policy will be automatically credited with interest in the corresponding Acquiring Trust Portfolio. Your interest in the Acquiring Trust Portfolio immediately after the Reorganization will be equal to your interest in the removed Acquired Trust Portfolio immediately prior to the Reorganization. There will be no financial impact on your contract or policy.

—	You will not bear any of the expenses related to the Reorganization, and the Reorganization will not result in any tax consequences for you.

—

All allocation elections and instructions that include the Acquired Trust Portfolios will be automatically updated to replace the Acquired Trust Portfolios with the corresponding Acquiring Trust Portfolios.

GW/GW-MAD/Life Inforce – non 498 Annuities/Life - SAR	Catalog No. 800080
#823002

No action is required on your part. You may continue to transfer your account value between and among the investment options prior to and after the Reorganization, as usual. For more information, please contact your financial professional or contact our customer service representative.

Acquired Trust Portfolios	Contract or Policy

Target 2015 Allocation	Life Polices: Incentive Life COLI; Incentive Life COLI ‘04; Corporate Owned Incentive Life®

Target 2025 Allocation	Life Polices: Incentive Life®; Incentive Life® 2000; Incentive Life Plus®; Champion 2000SM; Special Offer Policy; Incentive Life COLI; Incentive Life COLI ‘04; Corporate Owned Incentive Life®; Paramount LifeSM; IL Protector; Survivorship 2000SM; Survivorship Incentive Life ’99; Survivorship Incentive Life ’02; Accumulator Life
Target 2035 Allocation
Target 2045 Allocation
Target 2055 Allocation

EQ/Aggressive Allocation

Annuity Products: At Retirement (Contracts purchased prior to July 20, 2009); EQUI-VEST® At Retirement (Contracts purchased prior to July 20, 2009); Accumulator® (Contracts purchased prior to 2002); Accumulator® Series (Elite, Plus and Select (Contracts purchased prior to 2002)); Investment Edge®; Accumulator® Advisor; Accumulator® (IRA, NQ, QP); Accumulator® Elite® II; Accumulator® ExpressSM; Accumulator® Select® II; Income Manager® Accumulator®; Income Manager® Rollover IRA; Retirement Income for Life; Stylus

Life Polices: Incentive Life®; Incentive Life® 2000; Incentive Life Plus®; Champion 2000SM; Special Offer Policy; Incentive Life COLI; Incentive Life COLI ‘04; Corporate Owned Incentive Life®; Paramount LifeSM; IL Protector; Survivorship 2000SM; Survivorship Incentive LifeSM ’99; Survivorship Incentive LifeSM ’02; Accumulator Life; Corporate Sponsored Variable Universal Life

EQ/Moderate-Plus Allocation

Annuity Products: At Retirement (Contracts purchased prior to July 20, 2009); EQUI-VEST® At Retirement (Contracts purchased prior to July 20, 2009); Accumulator® (Contracts purchased prior to 2002); Accumulator® Series (Elite, Plus and Select (Contracts purchased prior to 2002)); Investment Edge®; Accumulator® Advisor; Accumulator® (IRA, NQ, QP); Accumulator® Elite® II; Accumulator® ExpressSM; Accumulator® Select® II; Income Manager® Accumulator®; Income Manager® Rollover IRA; Retirement Income for Life; Stylus

Life Polices: Incentive Life®; Incentive Life® 2000; Incentive Life Plus®; Champion 2000SM; Special Offer Policy; Incentive Life COLI; Incentive Life COLI ‘04; Corporate Owned Incentive Life®; Paramount LifeSM; IL Protector; Survivorship 2000SM; Survivorship Incentive LifeSM ’99; Survivorship Incentive LifeSM ’02; Accumulator Life; The Champion; Corporate Sponsored Variable Universal Life

EQ/Moderate Allocation

Annuity Products: Annuity Products: At Retirement (Contracts purchased prior to July 20, 2009); EQUI-VEST® At Retirement (Contracts purchased prior to July 20, 2009); Accumulator® (Contracts purchased prior to 2002); Accumulator® Series (Elite, Plus and Select (Contracts purchased prior to 2002)); Investment Edge®; Accumulator® Advisor; Accumulator® (IRA, NQ, QP); Accumulator® Elite® II; Accumulator® ExpressSM; Accumulator® Select® II; Income Manager® Accumulator®; Income Manager® Rollover IRA; Retirement Income for Life; Stylus; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B Series E

Life Polices: Basic Policy; Incentive Life®; Incentive Life® 2000; Incentive Life Plus®; Champion 2000SM; Special Offer Policy; Incentive Life COLI; Incentive Life COLI ‘04; Corporate Owned Incentive Life®; Paramount LifeSM; IL Protector; Survivorship 2000SM; Survivorship Incentive LifeSM ’99; Survivorship Incentive LifeSM ’02; Accumulator Life; SP-Flex; SP-1; Expanded Policy; The Champion; Corporate Sponsored Variable Universal Life

Acquired Trust Portfolios	Contract or Policy

EQ/Conservative-Plus Allocation

Annuity Products: At Retirement (Contracts purchased prior to July 20, 2009); EQUI-VEST® At Retirement (Contracts purchased prior to July 20, 2009); Accumulator® (Contracts purchased prior to 2002); Accumulator® Series (Elite, Plus and Select (Contracts purchased prior to 2002)); Accumulator® Advisor; Accumulator® (IRA, NQ, QP); Accumulator® Elite® II; Accumulator® ExpressSM; Accumulator® Select® II; Income Manager® Accumulator®; Income Manager® Rollover IRA; Retirement Income for Life; Stylus

Life Polices: Incentive Life®; Incentive Life® 2000; Incentive Life Plus®; Champion 2000SM; Special Offer Policy; Incentive Life COLI; Incentive Life COLI ‘04; Corporate Owned Incentive Life®; Paramount LifeSM; IL Protector; Survivorship 2000SM; Survivorship Incentive Life ’99; Survivorship Incentive Life ’02; Accumulator Life; Corporate Sponsored Variable Universal Life

EQ/Conservative Allocation

Annuity Products: At Retirement (Contracts purchased prior to July 20, 2009); EQUI-VEST® At Retirement (Contracts purchased prior to July 20, 2009); Accumulator® (Contracts purchased prior to 2002); Accumulator® Series (Elite, Plus and Select (Contracts purchased prior to 2002)); Investment Edge®; Accumulator® Advisor; Accumulator® (IRA, NQ, QP); Accumulator® Elite® II; Accumulator® ExpressSM; Accumulator® Select® II; Income Manager® Accumulator®; Income Manager® Rollover IRA; Retirement Income for Life; Stylus

Life Polices: Incentive Life®; Incentive Life® 2000; Incentive Life Plus®; Champion 2000SM; Special Offer Policy; Incentive Life COLI; Incentive Life COLI ‘04; Corporate Owned Incentive Life®; Paramount LifeSM; IL Protector; Survivorship 2000SM; Survivorship Incentive Life ’99; Survivorship Incentive Life ’02; Accumulator Life; Corporate Sponsored Variable Universal Life

EQ/Core Plus Bond

Annuity Products: EQUI-VEST® At Retirement (Contracts purchased prior to July 20, 2009); Investment Edge®; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B Series E

Life Polices: Basic Policy; Incentive Life®; Incentive Life® 2000; Incentive Life Plus®; Champion 2000SM; Special Offer Policy; Incentive Life COLI; Incentive Life COLI ‘04; Corporate Owned Incentive Life®; Paramount LifeSM; IL Protector; Survivorship 2000SM; Survivorship Incentive Life ’99; Survivorship Incentive Life ’02; Accumulator Life; Corporate Sponsored Variable Universal Life; SP-Flex; SP-1; Expanded Policy

Variable Annuity and Life Product List

Annuity Contracts

Accumulator® (Contracts purchased prior to 2002)
Accumulator® Elite® (Contracts purchased prior to 2002)
Accumulator® Plus® (Contracts purchased prior to 2002)
Accumulator® Select (Contracts purchased prior to 2002)
Accumulator® Advisor
Accumulator® (IRA, NQ, QP)
Accumulator® Elite® II
Accumulator® ExpressSM
Accumulator® Select® II
At Retirement (Contracts purchased prior to July 20, 2009)
EQUI-VEST® At Retirement (Contracts purchased prior to July 20, 2009)
Income Manager® Accumulator®
Income Manager® Rollover IRA
Investment Edge®
Retirement Cornerstone® Series 15.0 Series E
Retirement Cornerstone® Series 15A Series E
Retirement Cornerstone® Series 15B Series E
Retirement Income for Life
Stylus

Life Policies

Accumulator Life
Basic Policy
Champion 2000SM
Corporate Owned Incentive Life®
Corporate Sponsored Variable Universal Life
Expanded Policies
IL Protector
Incentive Life®
Incentive Life® 2000
Incentive Life COLI
Incentive Life COLI ‘04
Incentive Life Plus®
Paramount LifeSM
Special Offer Policy
Survivorship 2000SM
Survivorship Incentive LifeSM ‘99
Survivorship Incentive LifeSM ‘02
SP-1
SP Flex
The Champion

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